Income Tax - Income Tax Benefit (Expense) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The Netherlands taxes - current	$ (1)	$ (11)	$ (3)
Foreign taxes - current	(130)	(104)	(53)
Current taxes	(131)	(115)	(56)
The Netherlands taxes - deferred		(2)	(4)
Foreign taxes - deferred	80	(64)	(89)
Income tax benefit (expense)	$ (51)	$ (181)	$ (149)